SHARE CAPITAL (Details 4) (CAD)	12 Months Ended
Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options, Balance as at January 1, 2013	2,314,466
Number of options, Granted during the year	2,148,146
Number of options, Vested during the year	(845,438)
Number of options, Forfeited during the year	(458,821)
Number of options, Balance as of December 31, 2013	3,158,353
Weighted average grant date fair value, Balance as at January 1, 2013	2.17
Weighted average grant date fair value, Granted during the year	1.21
Weighted average grant date fair value, Vested during the year	2.26
Weighted average grant date fair value, Forfeited during the year	1.89
Weighted average grant date fair value, Balance as of December 31, 2013	1.53